Goldman Sachs Emerging Markets Equity Fund Expense Example - Class P Shares [Member] - Goldman Sachs Emerging Markets Equity Fund - Class P Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	$ 1,344